Loss Per Common Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Loss Per Common Share
	For the years ended December 31,
	2018	2019	2020
Net loss available to common stockholders	$(8,214)	$(8,330)	$(6,982)

Weighted average number of common shares, basic and diluted	20,894,202	21,161,164	21,548,126

Loss per common share, basic and diluted	$(0.39)	$(0.39)	$(0.32)